Unearned Income from Guarantee Services	12 Months Ended
Dec. 31, 2013
Unearned Income From Guarantee Services [Abstract]
UNEARNED INCOME FROM GUARANTEE SERVICES
13.	UNEARNED INCOME FROM GUARANTEE SERVICES

The Company receives guarantee commissions in full at the inception and records unearned income before amortizing it throughout the guarantee service life. Unearned income from guarantee services was $482,029 and $773,402 as of December 31, 2013 and 2012, respectively.